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UNITED STATES	OMB Number: 3235-0675
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FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2026	to	September 30, 2026

Date of Report (Date of earliest event reported)	29 July 2026

Commission File Number of securitizer:	025-08557

Central Index Key Number of securitizer:	0002109149

Kasper 1 L.P.

Olivia Jin, +44 (7789) 448528

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:_______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):________________

Central Index Key Number of underwriter (if applicable):__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

On 29 July 2026, Sunshine Mortgage Funding 1 PLC issued asset-backed securities. The securitizer has no activity to report for the quarterly reporting period.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Kasper 1 L.P. (Securitizer)

Date	1 October 2026

Kasper 1 L.P.,
(securitizer)
by its general partner, Kasper 1 GP LLC

/s/ Avi Korn		(Signature)
Name: Avi Korn
Title: Authorized Signatory

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